Registration No. 333-19725

Registration No. 811-08017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 98	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
President and Assistant Secretary	Senior Vice President, General Counsel
Annuity Investors Life Insurance Company	Secretary and Chief Compliance Officer
P.O. Box 5423	Annuity Investors Life Insurance Company
Cincinnati, Ohio 45201-5423	P.O. Box 5423
(Name and Address of Agent for Service)	Cincinnati, Ohio 45201-5423

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on April 29, 2022 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended for the sole purpose of delaying the effective date of Post-Effective Amendment No. 38 (“Amendment No. 38”) to Registration Statement File No. 333-19725 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on February  1, 2022. Parts A, B, and C were filed in Amendment No. 38 and are incorporated by reference herein.

Title of Securities Being Registered: Units of Interest in Annuity Investors Variable Account B under

                               The Commodore Spirit® Individual and Group Flexible Premium Deferred Annuities

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 18, 2022.

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)
By:	/s/ Christopher P. Miliano
Christopher P. Miliano
Head of Finance and Treasurer
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)
By:	/s/ Christopher P. Miliano
Christopher P. Miliano
Head of Finance and Treasurer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Dominic L. Blue*	Director	April 18, 2022
Dominic L. Blue*

/s/ Susan M. Cicco*	Director	April 18, 2022
Susan M. Cicco*

/s/ Geoffrey J. Craddock*	Director	April 18, 2022
Geoffrey J. Craddock*

/s/ Roger W. Crandall*	Director	April 18, 2022
Roger W. Crandall*

/s/ Michael R. Fanning* Michael R. Fanning*	Director Chief Executive Officer (principal executive officer)	April 18, 2022

/s/ Paul A. LaPiana*	Director	April 18, 2022
Paul A. LaPiana*

/s/ Mark F. Muething*	Director, President	April 18, 2022
Mark F. Muething

/s/ Michael J. O’Connor*	Director	April 18, 2022
Michael J. O’Connor*

/s/ Eric W. Partlan*	Director	April 18 , 2022
Eric W. Partlan*

/s/ Christopher P. Miliano*	Principal Accounting Officer	April 18, 2022
Christopher P. Miliano*

/s/ Gareth F. Ross*	Director	April 18, 2022
Gareth F. Ross*

/s/ Arthur W. Wallace*	Director	April 18, 2022
Arthur W. Wallace*

/s/ Elizabeth A. Ward*	Director	April 18, 2022
Elizabeth A. Ward*

/s/ John P. Gruber

*John P. Gruber, as Attorney-in-Fact                         April 18, 2022

Spirit

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99	Powers of Attorney